Exploration and Evaluation Assets, Net - Summary of Exploration and Valuation Assets, Net (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance			$ 623
Expense arising from exploration for and evaluation of mineral resources	$ (5)	$ (25)	(15)	$ (32)	$ (91)	$ (82)	$ (2,123)
Ending Balance	655		655		623
E&E Assets [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance			623
Additions			37
Expense arising from exploration for and evaluation of mineral resources			(12)
Change in Decommissioning Liabilities			8
Exchange Rate Movements and Other			(1)
Ending Balance	$ 655		$ 655		$ 623